Financial instruments (Details 30) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Financial instruments [Line Items]
Financial assets	$ 485,689,000	$ 1,397,602,000
Financial liabilities	1,518,926,000	1,517,727,000
Level 1 of fair value hierarchy [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Derivative instruments [Member]
Financial instruments [Line Items]
Financial liabilities	0
Level 1 of fair value hierarchy [member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Options [Member]
Financial instruments [Line Items]
Financial assets	4,785
Financial liabilities		0
Level 1 of fair value hierarchy [member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities		0
Level 1 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	199,000	300,000
Level 2 of fair value hierarchy [member] | Derivative instruments [Member]
Financial instruments [Line Items]
Financial liabilities	0
Level 2 of fair value hierarchy [member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	2,837,000	2,723,000
Level 2 of fair value hierarchy [member] | Options [Member]
Financial instruments [Line Items]
Financial assets	0
Financial liabilities	289,000	132,000
Level 2 of fair value hierarchy [member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	7,183,000	5,285,000
Level 2 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	280,578,000	15,145,000
Level 2 of fair value hierarchy [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	71,033,000	71,826,000
Level 2 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	1,658,506,000	1,357,640,000
Level 2 of fair value hierarchy [member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	16,477,000	12,033,000
Level 2 of fair value hierarchy [member] | Current Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	7,694,000
Level 2 of fair value hierarchy [member] | Noncurrent Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	33,187,000
Level 3 of fair value hierarchy [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Derivative instruments [Member]
Financial instruments [Line Items]
Financial liabilities	0
Level 3 of fair value hierarchy [member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Options [Member]
Financial instruments [Line Items]
Financial assets	0
Financial liabilities		0
Level 3 of fair value hierarchy [member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair value Informative [Member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	199,000	300,000
Fair value Informative [Member] | Derivative instruments [Member]
Financial instruments [Line Items]
Financial liabilities	0
Fair value Informative [Member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair value Informative [Member] | Options [Member]
Financial instruments [Line Items]
Financial assets	0
Financial liabilities		0
Fair value Informative [Member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair value Informative [Member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	280,578,000	15,145,000
Fair value Informative [Member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	71,033,000	71,826,000
Fair value Informative [Member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	1,658,506,000	1,357,640,000
Fair value Informative [Member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair value Informative [Member] | Current Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	7,694,000
Fair value Informative [Member] | Noncurrent Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	33,187,000
Fair Value [Member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Derivative instruments [Member]
Financial instruments [Line Items]
Financial liabilities	0
Fair Value [Member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	2,837,000	2,723,000
Fair Value [Member] | Options [Member]
Financial instruments [Line Items]
Financial assets	4,785
Financial liabilities	289,000	132,000
Fair Value [Member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	7,183,000	5,285,000
Fair Value [Member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	16,477,000	12,033,000
Gross carrying amount [member]
Financial instruments [Line Items]
Financial liabilities	2,042,462,000	1,527,250,000
Gross carrying amount [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	199,000	300,000
Gross carrying amount [member] | Derivative instruments [Member]
Financial instruments [Line Items]
Financial liabilities	0
Gross carrying amount [member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Gross carrying amount [member] | Options [Member]
Financial instruments [Line Items]
Financial assets	0
Financial liabilities		0
Gross carrying amount [member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Gross carrying amount [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	280,578,000	15,145,000
Gross carrying amount [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	69,138,000	68,870,000
Gross carrying amount [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	1,403,108,000	1,249,479,000
Gross carrying amount [member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Gross carrying amount [member] | Current Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	7,694,000
Gross carrying amount [member] | Noncurrent Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	30,203,000
Cash and cash equivalents [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Cash and cash equivalents [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	588,530,000	556,066,000
Cash and cash equivalents [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Cash and cash equivalents [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	588,530,000	556,066,000
Cash and cash equivalents [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Cash and cash equivalents [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	588,530,000	556,066,000
Time deposits [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Time deposits [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	485,689,000	291,790,000
Time deposits [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Time deposits [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	485,689,000	291,790,000
Time deposits [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Time deposits [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	485,689,000	291,790,000
Derivative instruments [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0
Derivative instruments [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0
Derivative instruments [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0
Derivative instruments [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0
Derivative instruments [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0
Derivative instruments [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	0
Forwards [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Forwards [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	2,420,000	2,637,000
Forwards [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Forwards [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Forwards [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	2,420,000	2,637,000
Forwards [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	0	0
Options [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Options [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	111,000	56,000
Options [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Options [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Options [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	111,000	56,000
Options [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging assets [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging assets [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging assets [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging assets [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging assets [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging assets [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	0	0
Investment Hedge Swaps [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial liabilities	0	0
Investment Hedge Swaps [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial liabilities	17,270,000	18,238,000
Investment Hedge Swaps [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial liabilities	0	0
Investment Hedge Swaps [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Investment Hedge Swaps [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial liabilities	17,270,000	18,238,000
Investment Hedge Swaps [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial liabilities	0	0
Non-current accounts receivable [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Non-current accounts receivable [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Non-current accounts receivable [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Non-current accounts receivable [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	1,710,000	2,275,000
Non-current accounts receivable [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Non-current accounts receivable [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	1,710,000	2,275,000
Others [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Others [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	94,000	75,000
Others [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Others [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	94,000	75,000
Others [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Others [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	94,000	75,000
Hedging Swaps [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging Swaps [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	3,918,000	13,425,000
Hedging Swaps [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging Swaps [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging Swaps [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	3,918,000	13,425,000
Hedging Swaps [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	$ 0	$ 0